Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Loss

The cumulative balances included in accumulated other comprehensive loss are:

	As of March 31,
	2012		2013
	(In millions)
Net unrealized gain on available-for-sale securities, net of taxes	Rs.	—	Rs.	4	US$	—
Foreign currency translation adjustment		(4,098)		(8,552)		(156)
Effective portion of net loss on derivative instrument designated as cash flow hedge		(23)		(39)		(1)
Funded status on employee benefit plans		(238)		(765)		(14)

Total	Rs.	(4,359)	Rs.	(9,352)	US$	(171)